1
Gabelli SRI Fund, Inc.
Schedule of Investments — December 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 99 .1%
Automotive — 3 .6%
8,391 Daimler Truck Holding AG ......................... $ 315,136
3,500 Mercedes-Benz Group AG ......................... 241,682
1,700 Toyota Motor Corp. , ADR .......................... 311,746
868,564
Automotive: Parts and Accessories — 0 .6%
1,000 Genuine Parts Co. ..................................... 138,500
Beverage — 1 .4%
3,000 Danone SA ............................................... 194,340
2,324 The Coca-Cola Co. .................................... 136,953
331,293
Broadcasting — 1 .4%
3,500 Liberty Media Corp.-Liberty SiriusXM † ...... 100,730
15,000 TEGNA Inc. .............................................. 229,500
330,230
Building and Construction — 3 .0%
7,050 Canfor Corp. † ........................................... 94,972
1,170 Cavco Industries Inc. † .............................. 405,545
3,700 Johnson Controls International plc ............ 213,268
713,785
Business Services — 1 .8%
257 Mastercard Inc. , Cl. A ............................... 109,613
1,525 RB Global Inc. .......................................... 102,007
2,500 Vestis Corp. ............................................. 52,850
600 Visa Inc. , Cl. A .......................................... 156,210
420,680
Cable and Satellite — 1 .5%
7,925 Comcast Corp. , Cl. A ................................ 347,511
Computer Hardware — 1 .3%
480 Apple Inc. ................................................ 92,415
1,335 International Business Machines Corp. ...... 218,339
310,754
Computer Software and Services — 5 .0%
1,800 Alphabet Inc. , Cl. A † ................................. 251,442
170 Cadence Design Systems Inc. † ................. 46,303
2,430 Cisco Systems Inc. ................................... 122,763
2,667 Gen Digital Inc. ......................................... 60,861
5,000 Hewlett Packard Enterprise Co. ................. 84,900
525 Microsoft Corp. ........................................ 197,421
1,065 Oracle Corp. ............................................. 112,283
250 PTC Inc. † ................................................. 43,740
335 Rockwell Automation Inc. ......................... 104,011
355 Salesforce Inc. † ....................................... 93,415
1,990 Unity Software Inc. † ................................. 81,371
1,198,510
Consumer Products — 6 .0%
4,000 Church & Dwight Co. Inc. ......................... 378,240
Shares
Market
Value
5,000 Edgewell Personal Care Co. ...................... $ 183,150
9,250 Sony Group Corp. , ADR ............................ 875,883
1,437,273
Consumer Services — 0 .5%
7,000 Resideo Technologies Inc. † ...................... 131,740
Diversified Industrial — 3 .1%
10,600 ABB Ltd. , ADR .......................................... 469,580
350 Eaton Corp. plc ......................................... 84,287
6,000 Flex Ltd. † ................................................. 182,760
736,627
Energy and Utilities — 2 .8%
10,900 NextEra Energy Inc. .................................. 662,066
Entertainment — 3 .7%
6,500 Atlanta Braves Holdings Inc. , Cl. C † .......... 257,270
1,550 Madison Square Garden Sports Corp. † ..... 281,836
1,300 The Walt Disney Co. ................................. 117,377
18,000 Vivendi SE ................................................ 192,273
2,850 Vivendi SE , ADR ....................................... 30,341
879,097
Environmental Services — 3 .5%
650 Ecolab Inc. ............................................... 128,928
900 Veralto Corp. ............................................ 74,034
2,500 Waste Connections Inc. ............................ 373,175
1,500 Waste Management Inc. ........................... 268,650
844,787
Equipment and Supplies — 1 .2%
10,000 Mueller Water Products Inc. , Cl. A ............. 144,000
180 Parker-Hannifin Corp. ............................... 82,926
250 Valmont Industries Inc. ............................. 58,377
285,303
Financial Services — 22 .2%
20,730 Aegon Ltd. ............................................... 120,100
4,360 Ally Financial Inc. ..................................... 152,251
3,300 American Express Co. ............................... 618,222
2,150 Axis Capital Holdings Ltd. ......................... 119,046
32,700 Banco Bilbao Vizcaya Argentaria SA .......... 296,952
24,000 Barclays plc .............................................. 47,044
1,170 Capital One Financial Corp. ....................... 153,410
2,210 Citigroup Inc. ........................................... 113,682
27,000 Commerzbank AG .................................... 320,720
4,296 Credit Agricole SA .................................... 60,951
48,500 Daiwa Securities Group Inc. ...................... 326,463
447 Diamond Hill Investment Group Inc. .......... 74,019
2,300 First American Financial Corp. ................... 148,212
100 First Citizens BancShares Inc. , Cl. A .......... 141,897
7,150 Flushing Financial Corp. ............................ 117,832
18,200 ING Groep NV .......................................... 271,763
935 Intercontinental Exchange Inc. .................. 120,082
1,400 Janus Henderson Group plc ...................... 42,210

Gabelli SRI Fund, Inc.
Schedule of Investments (Continued) — December 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
3,250 Moelis & Co. , Cl. A ................................... $ 182,423
1,345 Morgan Stanley ........................................ 125,421
27,900 NatWest Group plc ................................... 78,025
2,126 NN Group NV ........................................... 83,905
925 PayPal Holdings Inc. † ............................... 56,804
1,645 S&P Global Inc. ........................................ 724,655
2,950 Shinhan Financial Group Co. Ltd. , ADR ..... 90,801
2,000 Societe Generale SA ................................. 53,045
19,000 Standard Chartered plc ............................. 161,440
2,750 State Street Corp. ..................................... 213,015
2,450 The Bank of New York Mellon Corp. .......... 127,522
4,800 TrustCo Bank Corp. NY ............................. 149,040
5,290,952
Food — 12 .1%
6,000 BellRing Brands Inc. † ............................... 332,580
3,000 Campbell Soup Co. ................................... 129,690
10,000 Mondelēz International Inc. , Cl. A .............. 724,300
8,300 Nestlé SA ................................................. 962,289
6,000 The Kraft Heinz Co. ................................... 221,880
10,850 Unilever plc , ADR ..................................... 526,008
2,896,747
Health Care — 9 .8%
300 Becton Dickinson & Co. ............................ 73,149
3,775 Bristol-Myers Squibb Co. .......................... 193,695
390 Danaher Corp. .......................................... 90,223
145 Eli Lilly & Co. ........................................... 84,523
2,700 Fortrea Holdings Inc. † .............................. 94,230
470 HCA Healthcare Inc. .................................. 127,220
3,500 Henry Schein Inc. † ................................... 264,985
425 IQVIA Holdings Inc. † ................................ 98,337
400 Laboratory Corp. of America Holdings ....... 90,916
1,725 Merck & Co. Inc. ...................................... 188,060
90 Regeneron Pharmaceuticals Inc. † ............. 79,046
767 The Cigna Group ...................................... 229,678
705 Vertex Pharmaceuticals Inc. † .................... 286,857
2,230 Zoetis Inc. ................................................ 440,135
2,341,054
Machinery — 7 .0%
330 Caterpillar Inc. .......................................... 97,571
61,150 CNH Industrial NV .................................... 744,807
7,350 Xylem Inc. ................................................ 840,546
1,682,924
Real Estate Investment Trust — 0 .5%
950 Prologis Inc. ............................................ 126,635
Retail — 2 .5%
1,955 Lowe's Companies Inc. ............................. 435,085
700 NIKE Inc. , Cl. B ......................................... 75,999
Shares
Market
Value
565 Target Corp. ............................................. $ 80,468
591,552
Semiconductors — 2 .6%
770 ARM Holdings plc , ADR † .......................... 57,862
82 Broadcom Inc. ......................................... 91,532
3,700 Intel Corp. ................................................ 185,925
195 NVIDIA Corp. ........................................... 96,568
720 QUALCOMM Inc. ...................................... 104,133
830 Teradyne Inc. ........................................... 90,072
626,092
Specialty Chemicals — 1 .0%
675 Air Products and Chemicals Inc. ............... 184,815
330 Rogers Corp. † .......................................... 43,583
228,398
Telecommunications — 0 .6%
615 American Tower Corp. , REIT ..................... 132,766
Transportation — 0 .4%
350 Union Pacific Corp. ................................... 85,967
TOTAL COMMON STOCKS ........................ 23,639,807
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 0 .9%
$ 220,000 U.S. Treasury Bills,
5.274 % to 5.299% †† ,
03/14/24 to 03/21/24 ............................ 217,587
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $ 16,176,246 ) ............................... $ 23,857,394
Shares
Market
Value
SECURITIES SOLD SHORT — (0.0) %
Environmental Services — (0.0) %
20 Veralto Corp. ............................... $ 1,645
TOTAL SECURITIES SOLD SHORT
(Proceeds received $ 1,721 ) (a) .......... $ 1,645
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
(a) At December 31, 2023, these proceeds are being held at Pershing LLC.
ADR American Depositary Receipt
REIT Real Estate Investment Trust